Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2023
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses
11.	Voyage and Vessel Operating Expenses:

The amounts in the consolidated statements of comprehensive income are as follows:

Voyage Expenses	Year Ended December 31,
	2021	2022	2023
Bunkers	165	80	20
Commissions (including $705, $1,008 and $1,037 respectively, to related party)	1,152	1,568	1,589
Total	1,317	1,648	1,609

Vessel Operating Expenses	Year Ended December 31,
	2021	2022	2023
Crew wages and related costs	11,066	11,881	11,898
Insurance	1,026	1,577	1,670
Repairs and maintenance (including $17, $37 and $42 respectively, to related party)	747	1,592	1,138
Spares and consumable stores	2,530	3,339	3,538
Registration and taxes (Note 13)	310	239	283
Total	15,679	18,628	18,527